1. Organization and Nature of Operations (Details Narrative) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ (13,641,143)
Accumulated deficit	$ (104,963,228)	$ (105,329,078)